RELATED PARTY TRANSACTIONS - Remuneration (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Directors
Transactions with related parties
Remuneration	Rp 270	Rp 360	Rp 175
% of total expenses	0.29%	0.39%	0.21%
Board of Commissioners
Transactions with related parties
Remuneration	Rp 123	Rp 166	Rp 65
% of total expenses	0.13%	0.18%	0.08%